Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Summary of Final Purchase Price Allocation (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	€ 44,235	€ 40,264		€ 40,287	[1]
European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [member]
Disclosure of detailed information about business combination [line items]
Other intangible assets				465
Inventories				17
Other current assets				2
Other non-current liabilities				(5)
Net deferred tax position				(10)
Net assets at acquisition date				469
Goodwill				21
Purchase price				€ 490

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).